COMMITMENTS AND CONTINGENCIES - Contingency (Details) $ in Thousands						1 Months Ended	12 Months Ended
	Sep. 20, 2021 USD ($)	Mar. 26, 2021 CNY (¥)	Mar. 16, 2021	Dec. 16, 2020 USD ($)	May 11, 2020 USD ($)	May 31, 2020 USD ($)	Dec. 31, 2020 USD ($) item	Dec. 31, 2020 CNY (¥) item	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥) item	May 06, 2020 entity	Apr. 02, 2020 USD ($)
Loss Contingencies [Line Items]
Net revenue							$ 618,147	¥ 4,033,418,000		¥ 3,024,934,000	¥ 840,695,000
Costs and expenses							1,014,666	6,620,686,000		6,237,049,000	¥ 2,438,701,000
Settlement of civil money penalty amount to SEC				$ 180,000
Period in which loss to be paid				18 months
Payable for SEC settlement							180,000					¥ 1,174,500,000
Number of entities of the Group | entity													2
Provision for equity litigants settlement							$ 187,911	¥ 1,226,119,000
Sought value for losses from Company						$ 155,701
Memorandum
Loss Contingencies [Line Items]
Purchase of minimum number of SPCE units | item							15,000	15,000
Minimum number of SPCE units ordered and delivered | item							10,000	10,000
Number of Schaerer Premium Coffee Engine Units Ordered | item							2,720					2,720
Fabrication of Transactions
Loss Contingencies [Line Items]
Net revenue									$ 310,000	2,120,000,000
Costs and expenses									$ 200,000	¥ 1,340,000,000
Asserted losses														$ 325,000
U.S. Opt Out Claims
Loss Contingencies [Line Items]
Provision for equity litigants settlement							$ 187,500	¥ 1,226,119,000
Cayman Bondholder Action
Loss Contingencies [Line Items]
Sought value for losses from Company						$ 155,000
Hong Kong Bondholder Action
Loss Contingencies [Line Items]
Maximum value of assets to freeze upon injunction order					$ 160,000
Kingstown Capital Management
Loss Contingencies [Line Items]
Sought value for losses from Company							22,000
Bequai
Loss Contingencies [Line Items]
Sought value for losses from Company							25,000
Lai Ye
Loss Contingencies [Line Items]
Sought value for losses from Company							4,000
Nuveen Winslow Large-Cap Growth ESG Fund
Loss Contingencies [Line Items]
Sought value for losses from Company							$ 100,000
Subsequent event
Loss Contingencies [Line Items]
Settlement amount	$ 187,500
Subsequent event | Restructuring Support Agreement | Restricted Group
Loss Contingencies [Line Items]
Cash consideration percentage			32.00%
Subsequent event | Restructuring Support Agreement | Minimum | Restricted Group
Loss Contingencies [Line Items]
Percentage of expected recovery in the par value of Notes			91.00%
Subsequent event | Restructuring Support Agreement | Maximum | Restricted Group
Loss Contingencies [Line Items]
Percentage of expected recovery in the par value of Notes			96.00%
Subsequent event | Luckin China | Xiamen Trust
Loss Contingencies [Line Items]
Maximum value of assets to freeze upon injunction order | ¥		¥ 1,680
Subsequent event | New Notes A | Restructuring Support Agreement | Restricted Group
Loss Contingencies [Line Items]
Cash consideration percentage			23.00%
Subsequent event | New Notes B | Restructuring Support Agreement | Restricted Group
Loss Contingencies [Line Items]
Cash consideration percentage			30.00%